OPERATING EXPENSES - Schedule of cost of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Total	$ 27,092,577	$ 16,955,555	[1]	$ 9,602,058	[1]
Depreciation and amortization expense
OPERATING EXPENSES
Total	8,456,349	5,203,696		2,411,051
Personnel expenses
OPERATING EXPENSES
Total	7,702,964	5,188,288		3,422,051
Rental vehicle maintenance and repair expense
OPERATING EXPENSES
Total	3,412,207	2,578,642		947,446
Operating lease expense
OPERATING EXPENSES
Total	3,390,748	886,151		298,218
Data cost expense
OPERATING EXPENSES
Total	1,388,243	698,599		277,097
Fuel expenses
OPERATING EXPENSES
Total	771,863	270,161		224,160
Electricity expense
OPERATING EXPENSES
Total	439,664	145,896		67,660
Commission expenses
OPERATING EXPENSES
Total	327,227	259,271		206,419
Service vehicle maintenance expense
OPERATING EXPENSES
Total	236,760	242,188		74,089
Short-term lease expenses
OPERATING EXPENSES
Total	154,905	553,431		862,087
Disposal of assets expense
OPERATING EXPENSES
Total	143,527	178,619		12,045
Occupancy tax expense
OPERATING EXPENSES
Total	111,153	554,253		637,240
Warehouse expense
OPERATING EXPENSES
Total	109,796	62,478		35,040
Travelling expense
OPERATING EXPENSES
Total	23,098	19,637		30,317
Invoicing expenses
OPERATING EXPENSES
Total	14,738	15,647		66,079
Other
OPERATING EXPENSES
Total	$ 409,335	$ 98,598		$ 31,059

[1]	See restatement of financial statements in note 2.4 for further details.